Consolidated Statetments of Financial Position - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Non-current assets
Property and equipment	$ 10,921	$ 10,013
Goodwill		3,800
Intangible assets - trade name		14,000
Intangible assets - content	706,572	998,543
Intangible assets - others	3,794	5,280
Investments	2,650	27,257
Trade and other receivables - amortised cost	10,065	9,144
Income tax receivable	1,284	1,269
Restricted deposits	756	1,100
Deferred income tax assets	1,263	351
Total non-current assets	737,305	1,070,757
Current assets
Inventories	435	353
Trade and other receivables - fair value	125,229
Trade and other receivables - amortised cost	79,916	245,079
Investments	1,042
Cash and cash equivalents	89,117	87,762
Restricted deposits	55,858	6,368
Total current assets	351,597	339,562
Total assets	1,088,902	1,410,319
Current liabilities
Trade and other payables	83,487	72,142
Acceptances	8,366	8,898
Short-term borrowings - fair value	68,349	53,500
Short-term borrowings - amortized cost	140,559	98,463
Derivative financial instruments	620
Current income tax payable	17,291	6,324
Total current liabilities	318,672	239,327
Non-current liabilities
Long-term borrowings at fair value		32,510
Long-term borrowings at amortised cost	71,920	92,473
Other long-term liabilities	13,898	3,073
Deferred income tax liabilities	27,427	39,519
Total non-current liabilities	113,245	167,575
Total liabilities	431,917	406,902
Equity
Share capital	39,326	35,334
Share premium	580,013	453,997
Reserves	(2,202)	422,992
Other components of equity	(79,696)	(48,649)
JSOP reserve	(15,985)	(15,985)
Share application money pending allotment		18,000
Equity attributable to equity holders of Eros International Plc	521,456	865,689
Non-controlling interest	135,529	137,728
Total equity	656,985	1,003,417
Total liabilities and shareholder's equity	$ 1,088,902	$ 1,410,319